Summary of Significant Accounting Policies - Contract Assets and Liabilities (Details) - TEMPO AUTOMATION INC - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2022
Contract with Customer, Contract Asset, Contract Liability, and Receivable [Abstract]
Revenue recognized from beginning contract liability balance	$ 100	$ 500
Accounts receivable, net	2,918	2,713	$ 1,945
Contract assets	1,219	608	990
Contract liabilities	$ 175	$ 80	$ 2,086